UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

March 31, 2007

1.799847.103

FIF-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 22.9%
Automobiles - 2.9%
Renault SA	348,103	$ 40,710,399
Diversified Consumer Services - 4.6%
DeVry, Inc.	787,055	23,100,064
Weight Watchers International, Inc.	915,406	42,191,063
		65,291,127
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	100	3,136
Household Durables - 4.8%
Harman International Industries, Inc.	698,541	67,115,819
Media - 7.8%
The Walt Disney Co.	1,196,600	41,198,938
Time Warner, Inc.	3,478,500	68,596,020
		109,794,958
Multiline Retail - 2.8%
Sears Holdings Corp. (a)	223,400	40,247,744
Specialty Retail - 0.0%
Home Depot, Inc.	4,700	172,678
TOTAL CONSUMER DISCRETIONARY		323,335,861
CONSUMER STAPLES - 3.9%
Beverages - 2.4%
Molson Coors Brewing Co. Class B	350,100	33,126,462
Food & Staples Retailing - 1.5%
Safeway, Inc.	580,650	21,275,016
TOTAL CONSUMER STAPLES		54,401,478
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EOG Resources, Inc.	1,900	135,546
FINANCIALS - 4.3%
Capital Markets - 3.3%
Ashmore Group plc	863,485	4,923,458
Goldman Sachs Group, Inc.	67,700	13,988,851
Greenhill & Co., Inc. (d)	202,500	12,431,475
Julius Baer Holding AG (Bearer)	113,197	15,441,881
		46,785,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
The St. Joe Co.	100	$ 5,231
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	100	3,364
MGIC Investment Corp.	223,862	13,189,949
		13,193,313
TOTAL FINANCIALS		59,984,209
HEALTH CARE - 1.5%
Biotechnology - 0.0%
Cepheid, Inc. (a)	100	1,188
Health Care Technology - 1.5%
Emdeon Corp. (a)	1,374,100	20,790,133
TOTAL HEALTH CARE		20,791,321
INDUSTRIALS - 11.1%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	291,000	13,403,460
Airlines - 2.4%
US Airways Group, Inc. (a)	738,700	33,596,076
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	728,300	12,512,194
Machinery - 3.6%
Deere & Co.	192,500	20,913,200
Flowserve Corp.	521,800	29,841,742
		50,754,942
Marine - 0.0%
Diana Shipping, Inc.	100	1,761
Road & Rail - 3.3%
Hertz Global Holdings, Inc.	1,960,700	46,468,590
TOTAL INDUSTRIALS		156,737,023
INFORMATION TECHNOLOGY - 36.8%
Communications Equipment - 8.5%
Cisco Systems, Inc. (a)	992,100	25,328,313
Juniper Networks, Inc. (a)	2,557,155	50,324,810
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Opnext, Inc.	861,194	$ 12,737,059
QUALCOMM, Inc.	719,400	30,689,604
		119,079,786
Computers & Peripherals - 7.0%
Apple, Inc. (a)	160,200	14,884,182
SanDisk Corp. (a)	1,006,625	44,090,175
Sun Microsystems, Inc. (a)	6,621,900	39,797,619
		98,771,976
Electronic Equipment & Instruments - 5.1%
Agilent Technologies, Inc. (a)	2,150,300	72,443,607
Internet Software & Services - 2.1%
eBay, Inc. (a)	902,042	29,902,692
IT Services - 5.6%
First Data Corp.	1,609,200	43,287,480
The Western Union Co.	1,618,300	35,521,685
		78,809,165
Software - 8.5%
Electronic Arts, Inc. (a)	846,752	42,642,431
NAVTEQ Corp. (a)	1,341,590	46,284,855
Nintendo Co. Ltd.	106,900	31,072,944
		120,000,230
TOTAL INFORMATION TECHNOLOGY		519,007,456
MATERIALS - 1.0%
Construction Materials - 1.0%
Texas Industries, Inc. (d)	187,300	14,146,769
TELECOMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 12.8%
AT&T, Inc.	3,028,200	119,401,927
Global Crossing Ltd. (a)	1,510,000	41,525,000
Level 3 Communications, Inc. (a)	3,245,800	19,799,380
		180,726,307
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	1,049,000	40,858,550
TOTAL TELECOMMUNICATION SERVICES		221,584,857
Common Stocks - continued
	Shares	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. Class A (a)	14,900	$ 137,974
Mirant Corp. (a)	3,400	137,564
NRG Energy, Inc.	1,900	136,876
		412,414
TOTAL COMMON STOCKS (Cost $1,293,592,989)		1,370,536,934
Nonconvertible Bonds - 1.1%
	Principal Amount
INDUSTRIALS - 1.1%
Airlines - 1.1%
Delta Air Lines, Inc.:
7.9% 12/15/09 (e)	$ 9,500,000	5,296,250
8.3% 12/15/29 (e)	16,050,000	9,008,865
10% 8/15/08 (e)	1,260,000	680,400
10.375% 2/1/11 (e)	610,000	337,025
		15,322,540
TOTAL NONCONVERTIBLE BONDS (Cost $15,208,788)		15,322,540
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	46,420,453	46,420,453
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	9,612,020	9,612,020
TOTAL MONEY MARKET FUNDS (Cost $56,032,473)		56,032,473
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,364,834,250)		1,441,891,947
NET OTHER ASSETS - (2.3)%		(32,270,512)
NET ASSETS - 100%		$ 1,409,621,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,401,600
Fidelity Securities Lending Cash Central Fund	260,960
Total	$ 1,662,560
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,368,686,947. Net unrealized appreciation aggregated $73,205,000, of which $104,464,905 related to appreciated investment securities and $31,259,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2007

1.799854.103

FID-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.1%
Renault SA	79,545	$ 9,303
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp. (a)	1,094,300	34,317
Starwood Hotels & Resorts Worldwide, Inc.	302,600	19,624
Vail Resorts, Inc. (a)	174,600	9,486
		63,427
Household Durables - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	462,000	17,602
LG Electronics, Inc.	508,990	34,733
		52,335
Media - 4.5%
McGraw-Hill Companies, Inc.	3,352,600	210,816
News Corp. Class B	1,334,500	32,655
Regal Entertainment Group Class A	543,428	10,798
Time Warner, Inc.	3,376,800	66,590
		320,859
Multiline Retail - 2.2%
Federated Department Stores, Inc.	3,478,800	156,720
Specialty Retail - 2.7%
AutoZone, Inc. (a)	243,300	31,176
PETsMART, Inc.	1,093,451	36,040
Staples, Inc.	4,832,350	124,868
		192,084
TOTAL CONSUMER DISCRETIONARY		794,728
CONSUMER STAPLES - 8.9%
Beverages - 1.7%
PepsiCo, Inc.	1,927,890	122,537
Food & Staples Retailing - 0.5%
Rite Aid Corp. (d)	6,197,300	35,758
Food Products - 2.4%
Bunge Ltd.	642,500	52,826
Kellogg Co.	380,600	19,574
Lindt & Spruengli AG (participation certificate)	12,834	33,664
Nestle SA (Reg.)	171,659	66,840
		172,904
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.3%
Colgate-Palmolive Co.	428,100	$ 28,593
Procter & Gamble Co.	2,160,544	136,460
		165,053
Tobacco - 2.0%
Altria Group, Inc.	1,605,300	140,961
TOTAL CONSUMER STAPLES		637,213
ENERGY - 8.2%
Energy Equipment & Services - 1.7%
Schlumberger Ltd. (NY Shares)	1,429,900	98,806
Transocean, Inc. (a)	291,500	23,816
		122,622
Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp.	920,900	28,437
Devon Energy Corp.	169,800	11,754
Exxon Mobil Corp.	1,687,400	127,314
Marathon Oil Corp.	758,500	74,963
Occidental Petroleum Corp.	1,325,000	65,336
Ultra Petroleum Corp. (a)	541,079	28,748
Valero Energy Corp.	1,998,900	128,909
		465,461
TOTAL ENERGY		588,083
FINANCIALS - 20.2%
Capital Markets - 5.8%
EFG International (a)	68,540	2,989
Goldman Sachs Group, Inc.	451,700	93,335
Julius Baer Holding AG (Bearer)	294,339	40,153
Lazard Ltd. Class A	580,300	29,119
Merrill Lynch & Co., Inc.	1,933,200	157,884
Morgan Stanley	415,700	32,741
State Street Corp.	895,500	57,984
		414,205
Commercial Banks - 2.3%
Barclays PLC	1,581,200	22,508
Mizuho Financial Group, Inc. (d)	2,571	16,517
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	305,500	$ 21,987
Wells Fargo & Co.	3,106,400	106,953
		167,965
Consumer Finance - 2.3%
American Express Co.	2,725,792	153,735
Capital One Financial Corp.	200,600	15,137
		168,872
Diversified Financial Services - 2.7%
Bank of America Corp.	3,297,765	168,252
Moody's Corp.	377,400	23,421
		191,673
Insurance - 3.8%
American International Group, Inc.	2,042,200	137,277
Hartford Financial Services Group, Inc.	628,400	60,062
MetLife, Inc.	426,100	26,908
Prudential Financial, Inc.	177,800	16,048
Willis Group Holdings Ltd.	850,400	33,659
		273,954
Real Estate Investment Trusts - 0.3%
AvalonBay Communities, Inc.	156,500	20,345
Real Estate Management & Development - 2.3%
Mitsubishi Estate Co. Ltd.	2,281,000	74,604
Mitsui Fudosan Co. Ltd.	3,120,000	91,216
		165,820
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	984,100	33,105
Freddie Mac	281,100	16,723
		49,828
TOTAL FINANCIALS		1,452,662
HEALTH CARE - 11.5%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	1,126,217	49,982
Gilead Sciences, Inc. (a)	459,500	35,152
		85,134
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Becton, Dickinson & Co.	1,938,100	$ 149,021
C.R. Bard, Inc.	1,300,800	103,427
		252,448
Health Care Providers & Services - 0.8%
Medco Health Solutions, Inc. (a)	420,900	30,528
UnitedHealth Group, Inc.	468,000	24,790
		55,318
Pharmaceuticals - 6.0%
Elan Corp. PLC sponsored ADR (a)	1,460,900	19,415
Johnson & Johnson	855,300	51,540
Merck & Co., Inc.	1,761,100	77,788
Novartis AG sponsored ADR	351,900	19,224
Roche Holding AG (participation certificate)	885,061	156,564
Schering-Plough Corp.	859,600	21,928
Wyeth	1,758,440	87,975
		434,434
TOTAL HEALTH CARE		827,334
INDUSTRIALS - 10.6%
Aerospace & Defense - 7.0%
General Dynamics Corp.	929,900	71,044
Goodrich Corp.	541,000	27,851
Hexcel Corp. (a)(d)	1,412,400	28,036
Honeywell International, Inc.	3,710,700	170,915
Lockheed Martin Corp.	993,530	96,392
Raytheon Co. warrants 6/16/11 (a)	1,177	20
Rolls-Royce Group PLC	1,976,119	19,220
The Boeing Co.	1,019,400	90,635
		504,113
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	224,300	14,414
Consolidated Graphics, Inc. (a)	303,068	22,442
Stericycle, Inc. (a)	55,200	4,499
		41,355
Construction & Engineering - 0.4%
Fluor Corp.	159,700	14,328
Quanta Services, Inc. (a)	677,100	17,076
		31,404
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
ABB Ltd. (Reg.)	2,409,978	$ 41,244
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	538,400	18,634
		59,878
Industrial Conglomerates - 1.5%
General Electric Co.	1,794,826	63,465
Tyco International Ltd.	1,399,700	44,161
		107,626
Road & Rail - 0.3%
Laidlaw International, Inc.	564,710	19,539
TOTAL INDUSTRIALS		763,915
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	6,187,276	157,961
Harris Corp.	774,100	39,440
QUALCOMM, Inc.	2,179,072	92,959
		290,360
Computers & Peripherals - 4.6%
Apple, Inc. (a)	941,600	87,484
Hewlett-Packard Co.	753,300	30,237
NCR Corp. (a)	1,750,921	83,641
Network Appliance, Inc. (a)	369,017	13,477
SanDisk Corp. (a)	525,700	23,026
Sun Microsystems, Inc. (a)	15,144,100	91,016
		328,881
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	1,154,900	74,572
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	145,100	7,243
Google, Inc. Class A (sub. vtg.) (a)	443,985	203,416
		210,659
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	515,100	45,468
Office Electronics - 0.3%
Canon, Inc.	330,850	17,760
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	1,521,300	27,870
Broadcom Corp. Class A (a)	1,439,021	46,149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	661,800	$ 11,065
Infineon Technologies AG sponsored ADR (a)(d)	2,849,100	44,360
		129,444
Software - 1.4%
Nintendo Co. Ltd.	285,800	83,074
Red Hat, Inc. (a)	801,100	18,369
		101,443
TOTAL INFORMATION TECHNOLOGY		1,198,587
MATERIALS - 5.2%
Chemicals - 4.8%
Agrium, Inc.	347,100	13,333
Ecolab, Inc.	1,271,800	54,687
Minerals Technologies, Inc.	40,000	2,486
Monsanto Co.	3,614,054	198,628
Praxair, Inc.	1,209,422	76,145
		345,279
Metals & Mining - 0.4%
Allegheny Technologies, Inc.	273,900	29,222
TOTAL MATERIALS		374,501
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	2,756,595	108,693
Verizon Communications, Inc.	3,855,900	146,216
		254,909
UTILITIES - 2.3%
Electric Utilities - 1.4%
E.ON AG	500,167	67,763
Entergy Corp.	328,900	34,508
		102,271
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	406,000	$ 35,302
NRG Energy, Inc.	419,500	30,221
		65,523
TOTAL UTILITIES		167,794
TOTAL COMMON STOCKS (Cost $5,790,028)		7,059,726
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	710,000	0
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC B Shares	139,494,084	281
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,118)		281
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.41% (b)	59,505,457	59,505
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	20,016,900	20,017
TOTAL MONEY MARKET FUNDS (Cost $79,522)		79,522
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $5,873,668)		7,139,529
NET OTHER ASSETS - 0.6%		40,288
NET ASSETS - 100%		$ 7,179,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 3,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 922
Fidelity Securities Lending Cash Central Fund	332
Total	$ 1,254
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,886,099,000. Net unrealized appreciation aggregated $1,253,430,000, of which $1,363,576,000 related to appreciated investment securities and $110,146,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

(formerly Fidelity Discovery Fund)

March 31, 2007

1.799853.103

CII-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	39,100	$ 1,220
Distributors - 0.1%
Li & Fung Ltd.	196,000	616
Diversified Consumer Services - 0.6%
Sotheby's Class A (ltd. vtg.)	60,200	2,678
Hotels, Restaurants & Leisure - 0.9%
Ctrip.com International Ltd. sponsored ADR	7,144	479
Life Time Fitness, Inc. (a)	25,600	1,316
Starbucks Corp. (a)	69,500	2,180
		3,975
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	46,900	2,498
Media - 1.5%
Focus Media Holding Ltd. ADR (a)(d)	24,300	1,907
McGraw-Hill Companies, Inc.	53,500	3,364
National CineMedia, Inc.	49,700	1,327
		6,598
Specialty Retail - 0.9%
Gamestop Corp. Class A (a)	92,710	3,020
The Game Group PLC	316,324	875
		3,895
TOTAL CONSUMER DISCRETIONARY		21,480
CONSUMER STAPLES - 7.0%
Beverages - 1.8%
PepsiCo, Inc.	62,400	3,966
The Coca-Cola Co.	84,200	4,042
		8,008
Food & Staples Retailing - 2.1%
CVS Corp.	267,000	9,115
Food Products - 1.6%
Nestle SA:
(Reg.)	2,942	1,146
sponsored ADR	59,800	5,810
		6,956
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.5%
Colgate-Palmolive Co.	52,000	$ 3,473
Procter & Gamble Co.	48,800	3,082
		6,555
Personal Products - 0.0%
Bare Escentuals, Inc.	5,700	204
TOTAL CONSUMER STAPLES		30,838
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Schlumberger Ltd. (NY Shares)	59,200	4,091
Oil, Gas & Consumable Fuels - 3.6%
Canadian Oil Sands Trust unit	76,600	1,875
OAO Gazprom sponsored ADR	85,000	3,545
Petroplus Holdings AG	12,910	919
Ultra Petroleum Corp. (a)	29,000	1,541
Valero Energy Corp.	78,400	5,056
Western Oil Sands, Inc. Class A (a)	89,100	2,632
		15,568
TOTAL ENERGY		19,659
FINANCIALS - 11.0%
Capital Markets - 3.5%
Charles Schwab Corp.	231,000	4,225
Fortress Investment Group LLC	1,100	32
Morgan Stanley	42,200	3,324
Northern Trust Corp.	37,400	2,249
State Street Corp.	84,715	5,485
		15,315
Commercial Banks - 2.2%
Commerce Bancorp, Inc., New Jersey	287,700	9,603
JSC Halyk Bank of Kazakhstan GDR (a)(e)	3,800	91
		9,694
Consumer Finance - 1.0%
American Express Co.	77,000	4,343
Insurance - 4.3%
AFLAC, Inc.	13,980	658
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	174,619	$ 11,738
Berkshire Hathaway, Inc. Class A (a)	58	6,321
		18,717
TOTAL FINANCIALS		48,069
HEALTH CARE - 16.8%
Biotechnology - 6.3%
3SBio, Inc. ADR	1,000	11
Altus Pharmaceuticals, Inc. (a)	59,500	906
Biogen Idec, Inc. (a)	350,400	15,551
CSL Ltd.	37,100	2,473
Gilead Sciences, Inc. (a)	109,549	8,380
		27,321
Health Care Equipment & Supplies - 3.1%
Accuray, Inc.	700	16
American Medical Systems Holdings, Inc. (a)	21,600	457
ArthroCare Corp. (a)	40,812	1,471
Becton, Dickinson & Co.	55,900	4,298
BioLase Technology, Inc. (a)	26,200	255
C.R. Bard, Inc.	41,077	3,266
Cochlear Ltd.	22,200	1,163
Inverness Medical Innovations, Inc. (a)	13,600	595
Mentor Corp.	7,800	359
Sirona Dental Systems, Inc.	53,800	1,854
		13,734
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	27,300	1,219
Henry Schein, Inc. (a)	72,800	4,017
		5,236
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	87,344	4,041
Millipore Corp. (a)	3,000	217
Pharmaceutical Product Development, Inc.	27,600	930
		5,188
Pharmaceuticals - 5.0%
Allergan, Inc.	61,700	6,838
Johnson & Johnson	29,670	1,788
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	201,400	$ 8,896
Roche Holding AG (participation certificate)	24,966	4,416
		21,938
TOTAL HEALTH CARE		73,417
INDUSTRIALS - 7.6%
Aerospace & Defense - 3.0%
General Dynamics Corp.	93,100	7,113
Honeywell International, Inc.	134,730	6,206
		13,319
Commercial Services & Supplies - 0.9%
Corrections Corp. of America (a)	29,900	1,579
Equifax, Inc.	43,000	1,567
Kenexa Corp. (a)	22,600	704
		3,850
Construction & Engineering - 0.9%
Fluor Corp.	25,000	2,243
Jacobs Engineering Group, Inc. (a)	38,594	1,800
		4,043
Electrical Equipment - 2.7%
ABB Ltd. sponsored ADR	531,700	9,135
General Cable Corp.	42,900	2,292
Vestas Wind Systems AS (a)	7,800	437
		11,864
Machinery - 0.1%
IDEX Corp.	4,300	219
TOTAL INDUSTRIALS		33,295
INFORMATION TECHNOLOGY - 42.7%
Communications Equipment - 10.8%
Balda AG	68,200	952
Cisco Systems, Inc. (a)	517,500	13,212
Corning, Inc. (a)	1,500	34
Harris Corp.	128,200	6,532
Nice Systems Ltd. sponsored ADR	75,100	2,555
Nokia Corp. sponsored ADR	215,200	4,932
Polycom, Inc. (a)	53,000	1,766
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	142,700	$ 6,088
Research In Motion Ltd. (a)	81,500	11,124
		47,195
Computers & Peripherals - 6.2%
EMC Corp. (a)	1,170,700	16,214
NCR Corp. (a)	47,500	2,269
Network Appliance, Inc. (a)	112,200	4,098
QLogic Corp. (a)	111,900	1,902
SanDisk Corp. (a)	59,400	2,602
		27,085
Internet Software & Services - 6.2%
Akamai Technologies, Inc. (a)(d)	89,700	4,478
eBay, Inc. (a)	167,802	5,563
Google, Inc. Class A (sub. vtg.) (a)	35,758	16,377
Omniture, Inc. (d)	32,350	590
		27,008
IT Services - 3.3%
First Data Corp.	88,100	2,370
Infosys Technologies Ltd.	95,895	4,453
The Western Union Co.	358,000	7,858
		14,681
Semiconductors & Semiconductor Equipment - 4.7%
Broadcom Corp. Class A (a)	167,400	5,369
Integrated Device Technology, Inc. (a)	159,651	2,462
Linear Technology Corp.	112,937	3,568
Microchip Technology, Inc.	169,200	6,012
PixArt Imaging, Inc.	84,000	1,059
SiRF Technology Holdings, Inc. (a)(d)	83,400	2,315
		20,785
Software - 11.5%
Adobe Systems, Inc. (a)	37,600	1,568
Cadence Design Systems, Inc. (a)	42,800	901
Electronic Arts, Inc. (a)	128,573	6,475
FalconStor Software, Inc. (a)(d)	22,700	237
Microsoft Corp.	552,160	15,389
Nintendo Co. Ltd.	47,700	13,865
Nuance Communications, Inc. (a)(d)	82,200	1,258
Red Hat, Inc. (a)	1,800	41
Salesforce.com, Inc. (a)	10,500	450
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc.	38,900	$ 686
THQ, Inc. (a)	154,908	5,296
Ubisoft Entertainment SA (a)	84,659	4,133
		50,299
TOTAL INFORMATION TECHNOLOGY		187,053
MATERIALS - 0.3%
Chemicals - 0.3%
Zoltek Companies, Inc. (a)	44,500	1,554
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	146,920	5,793
Wireless Telecommunication Services - 2.4%
America Movil SA de CV Series L sponsored ADR	38,300	1,830
American Tower Corp. Class A (a)	165,298	6,438
SBA Communications Corp. Class A (a)	66,339	1,960
		10,228
TOTAL TELECOMMUNICATION SERVICES		16,021
TOTAL COMMON STOCKS (Cost $417,250)		431,386
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	6,900	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	64,000	0
TOTAL PREFERRED STOCKS (Cost $451)		0
Convertible Bonds - 0.7%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.7%
Ciena Corp. 3.75% 2/1/08	$ 2,960	$ 2,901
TOTAL CONVERTIBLE BONDS (Cost $2,886)		2,901
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	3,154,428	3,154
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	10,686,200	10,686
TOTAL MONEY MARKET FUNDS (Cost $13,840)		13,840
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,117)	$ 2,118	2,117
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $436,544)		450,244
NET OTHER ASSETS - (2.9)%		(12,483)
NET ASSETS - 100%		$ 437,761
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 104
GeneProt, Inc. Series A	7/7/00	$ 347
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,117,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 616
Banc of America Securities LLC	214
Barclays Capital, Inc.	727
Deutsche Bank Securities, Inc.	560
$ 2,117
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 817
Fidelity Securities Lending Cash Central Fund	11
Total	$ 828
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $437,149,000. Net unrealized appreciation aggregated $13,095,000, of which $24,566,000 related to appreciated investment securities and $11,471,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income II
Portfolio

March 31, 2007

1.799848.103

GII-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 0.6%
Jamba, Inc. (a)(d)	52,000	$ 477,360
Starbucks Corp. (a)	24,650	773,024
		1,250,384
Household Durables - 1.0%
D.R. Horton, Inc.	19,600	431,200
Koninklijke Philips Electronics NV (NY Shares)	19,700	750,570
Toll Brothers, Inc. (a)	11,100	303,918
Whirlpool Corp.	5,000	424,550
		1,910,238
Media - 1.7%
E.W. Scripps Co. Class A	7,000	312,760
News Corp. Class B (d)	52,600	1,287,122
Time Warner, Inc.	90,000	1,774,800
		3,374,682
Multiline Retail - 2.8%
Family Dollar Stores, Inc.	19,800	586,476
Federated Department Stores, Inc.	13,700	617,185
JCPenney Co., Inc.	6,900	566,904
Nordstrom, Inc.	7,100	375,874
Saks, Inc.	14,300	298,012
Sears Holdings Corp. (a)	4,500	810,720
Target Corp.	36,900	2,186,694
		5,441,865
Specialty Retail - 1.7%
Best Buy Co., Inc.	15,900	774,648
Lowe's Companies, Inc.	7,300	229,877
PETsMART, Inc.	9,003	296,739
Staples, Inc.	53,643	1,386,135
Tiffany & Co., Inc.	12,400	563,952
		3,251,351
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	7,900	338,515
TOTAL CONSUMER DISCRETIONARY		15,567,035
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.0%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	9,400	$ 889,428
PepsiCo, Inc.	17,700	1,125,012
		2,014,440
Food & Staples Retailing - 1.8%
CVS Corp.	28,400	969,576
Safeway, Inc.	14,300	523,952
Wal-Mart Stores, Inc.	37,300	1,751,235
Whole Foods Market, Inc.	6,600	296,010
		3,540,773
Food Products - 0.9%
Nestle SA sponsored ADR	19,100	1,855,565
Household Products - 3.3%
Colgate-Palmolive Co.	26,100	1,743,219
Procter & Gamble Co.	72,700	4,591,732
		6,334,951
Tobacco - 1.0%
Altria Group, Inc.	3,830	336,312
Altria Group, Inc. (e)	23,600	1,555,004
		1,891,316
TOTAL CONSUMER STAPLES		15,637,045
ENERGY - 10.0%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	16,030	1,060,064
Cameron International Corp. (a)	39,900	2,505,321
Diamond Offshore Drilling, Inc.	12,100	979,495
Halliburton Co.	28,400	901,416
Nabors Industries Ltd. (a)	24,400	723,948
Schlumberger Ltd. (NY Shares)	40,015	2,765,037
Smith International, Inc.	35,000	1,681,750
		10,617,031
Oil, Gas & Consumable Fuels - 4.5%
Devon Energy Corp.	4,000	276,880
EOG Resources, Inc.	15,400	1,098,636
Exxon Mobil Corp.	56,636	4,273,186
Peabody Energy Corp.	13,100	527,144
Petroplus Holdings AG	2,900	206,393
Plains Exploration & Production Co. (a)	16,400	740,296
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	8,400	$ 446,292
Valero Energy Corp.	18,800	1,212,412
		8,781,239
TOTAL ENERGY		19,398,270
FINANCIALS - 21.6%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	18,800	1,074,232
Charles Schwab Corp.	51,520	942,301
E*TRADE Financial Corp.	11,809	250,587
Franklin Resources, Inc.	10,200	1,232,466
Goldman Sachs Group, Inc.	6,800	1,405,084
Investors Financial Services Corp.	23,100	1,343,265
Lehman Brothers Holdings, Inc.	1,200	84,084
State Street Corp.	28,400	1,838,900
		8,170,919
Commercial Banks - 3.0%
Commerce Bancorp, Inc., New Jersey (d)	11,900	397,222
Mizuho Financial Group, Inc.	26	167,030
PNC Financial Services Group, Inc.	13,700	985,989
Standard Chartered PLC (United Kingdom)	27,108	780,963
U.S. Bancorp, Delaware	16,600	580,502
Wachovia Corp.	26,051	1,434,108
Wells Fargo & Co.	42,500	1,463,275
		5,809,089
Consumer Finance - 0.8%
American Express Co.	19,400	1,094,160
Capital One Financial Corp.	6,100	460,306
		1,554,466
Diversified Financial Services - 2.2%
Bank of America Corp.	56,000	2,857,120
Citigroup, Inc.	28,700	1,473,458
		4,330,578
Insurance - 9.9%
ACE Ltd.	20,400	1,164,024
AFLAC, Inc.	17,300	814,138
American International Group, Inc.	106,830	7,181,112
Berkshire Hathaway, Inc. Class A (a)	16	1,743,840
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	6,997	$ 250,073
Everest Re Group Ltd.	11,200	1,077,104
Fidelity National Financial, Inc. Class A	28,800	691,488
Hartford Financial Services Group, Inc.	17,000	1,624,860
Lincoln National Corp.	13,199	894,760
National Financial Partners Corp.	16,500	774,015
PartnerRe Ltd.	6,200	424,948
Prudential Financial, Inc.	18,300	1,651,758
W.R. Berkley Corp.	28,354	939,084
		19,231,204
Real Estate Investment Trusts - 0.1%
Vornado Realty Trust	2,000	238,680
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	24,000	701,660
Move, Inc.	26,000	144,040
		845,700
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	4,800	161,472
Hudson City Bancorp, Inc.	59,600	815,328
People's Bank	15,700	697,080
		1,673,880
TOTAL FINANCIALS		41,854,516
HEALTH CARE - 12.8%
Biotechnology - 2.1%
Amgen, Inc. (a)	7,390	412,953
Biogen Idec, Inc. (a)	11,700	519,246
Celgene Corp. (a)	9,700	508,862
Cephalon, Inc. (a)	8,400	598,164
Genentech, Inc. (a)	2,900	238,148
Gilead Sciences, Inc. (a)	15,700	1,201,050
PDL BioPharma, Inc. (a)	27,600	598,920
		4,077,343
Health Care Equipment & Supplies - 2.8%
Alcon, Inc.	2,400	316,368
Baxter International, Inc.	29,600	1,559,032
Becton, Dickinson & Co.	14,600	1,122,594
C.R. Bard, Inc.	9,800	779,198
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	13,400	$ 651,508
DJO, Inc. (a)	17,900	678,410
St. Jude Medical, Inc. (a)	6,330	238,071
		5,345,181
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc.	6,100	272,426
Cardinal Health, Inc.	15,700	1,145,315
Health Net, Inc. (a)	15,900	855,579
Healthways, Inc. (a)	1,100	51,425
Henry Schein, Inc. (a)	20,763	1,145,702
I-trax, Inc. (a)	27,800	109,254
Medco Health Solutions, Inc. (a)	13,400	971,902
UnitedHealth Group, Inc.	16,700	884,599
		5,436,202
Health Care Technology - 0.1%
IMS Health, Inc.	10,000	296,600
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	12,500	375,875
Invitrogen Corp. (a)	12,100	770,165
Millipore Corp. (a)	7,300	529,031
		1,675,071
Pharmaceuticals - 4.1%
Allergan, Inc.	6,900	764,658
Johnson & Johnson	26,000	1,566,760
Merck & Co., Inc.	44,400	1,961,148
Novartis AG sponsored ADR	3,500	191,205
Pfizer, Inc.	34,700	876,522
Roche Holding AG (participation certificate)	3,801	672,384
Schering-Plough Corp.	38,900	992,339
Wyeth	20,000	1,000,600
		8,025,616
TOTAL HEALTH CARE		24,856,013
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.1%
EDO Corp.	15,000	393,000
General Dynamics Corp.	24,400	1,864,160
Hexcel Corp. (a)	18,500	367,225
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	19,400	$ 893,564
United Technologies Corp.	39,100	2,541,500
		6,059,449
Air Freight & Logistics - 0.4%
FedEx Corp.	2,300	247,089
United Parcel Service, Inc. Class B	7,900	553,790
		800,879
Airlines - 0.4%
AMR Corp.	8,600	261,870
UAL Corp. (a)	11,000	419,870
		681,740
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	23,900	233,025
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	14,300	494,923
Vestas Wind Systems AS (a)	9,600	537,837
		1,265,785
Industrial Conglomerates - 4.6%
General Electric Co.	187,400	6,626,464
McDermott International, Inc. (a)	37,300	1,826,954
Tyco International Ltd.	16,900	533,195
		8,986,613
Machinery - 0.7%
Danaher Corp.	9,300	664,485
Deere & Co.	5,900	640,976
		1,305,461
Road & Rail - 0.4%
Landstar System, Inc.	17,700	811,368
TOTAL INDUSTRIALS		19,911,295
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 4.4%
Alcatel-Lucent SA sponsored ADR	45,300	535,446
Cisco Systems, Inc. (a)	158,000	4,033,740
Comverse Technology, Inc. (a)	24,900	531,615
Corning, Inc. (a)	37,100	843,654
Harris Corp.	13,900	708,205
Juniper Networks, Inc. (a)	20,000	393,600
Motorola, Inc.	13,300	235,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	29,000	$ 1,237,140
Research In Motion Ltd. (a)	800	109,192
		8,627,603
Computers & Peripherals - 3.2%
Apple, Inc. (a)	24,300	2,257,713
Dell, Inc. (a)	7,600	176,396
EMC Corp. (a)	57,600	797,760
Hewlett-Packard Co.	32,500	1,304,550
Network Appliance, Inc. (a)	12,000	438,240
SanDisk Corp. (a)	10,675	467,565
Sun Microsystems, Inc. (a)	112,700	677,327
		6,119,551
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	28,894	973,439
Internet Software & Services - 2.4%
CMGI, Inc. (a)	83,100	176,172
eBay, Inc. (a)	36,251	1,201,721
Google, Inc. Class A (sub. vtg.) (a)	6,450	2,955,132
Yahoo!, Inc. (a)	13,400	419,286
		4,752,311
IT Services - 1.0%
First Data Corp.	29,700	798,930
Paychex, Inc.	18,100	685,447
The Western Union Co.	22,600	496,070
		1,980,447
Office Electronics - 0.1%
Canon, Inc.	3,800	203,984
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp. (a)	9,500	189,905
Applied Materials, Inc.	94,618	1,733,402
ARM Holdings PLC sponsored ADR	25,000	196,250
ASML Holding NV (NY Shares) (a)	7,500	185,625
Broadcom Corp. Class A (a)	26,200	840,234
Fairchild Semiconductor International, Inc. (a)	25,900	433,048
FormFactor, Inc. (a)	11,500	514,625
Infineon Technologies AG sponsored ADR (a)	38,900	605,673
Intersil Corp. Class A	23,300	617,217
Lam Research Corp. (a)	600	28,404
Linear Technology Corp.	9,700	306,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	16,100	$ 572,033
National Semiconductor Corp.	29,400	709,716
Samsung Electronics Co. Ltd.	270	161,575
Verigy Ltd.	2,633	61,797
		7,155,927
Software - 4.7%
Adobe Systems, Inc. (a)	25,300	1,055,010
Cognos, Inc. (a)	10,300	405,717
Electronic Arts, Inc. (a)	15,000	755,400
Microsoft Corp.	200,800	5,596,296
Oracle Corp. (a)	47,800	866,614
Quest Software, Inc. (a)	21,200	344,924
		9,023,961
TOTAL INFORMATION TECHNOLOGY		38,837,223
MATERIALS - 2.6%
Chemicals - 1.2%
Monsanto Co.	20,800	1,143,168
Praxair, Inc.	19,700	1,240,312
		2,383,480
Containers & Packaging - 0.4%
Owens-Illinois, Inc.	13,100	337,587
Smurfit-Stone Container Corp.	28,600	322,036
		659,623
Metals & Mining - 1.0%
Alcoa, Inc.	26,500	898,350
Meridian Gold, Inc. (a)	15,400	393,162
Titanium Metals Corp.	18,130	650,504
		1,942,016
TOTAL MATERIALS		4,985,119
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	103,000	4,061,290
Level 3 Communications, Inc. (a)	70,400	429,440
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	53,000	$ 476,470
Verizon Communications, Inc.	10,000	379,200
		5,346,400
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	25,700	1,001,015
TOTAL TELECOMMUNICATION SERVICES		6,347,415
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	17,900	1,229,909
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	8,700	557,670
TOTAL UTILITIES		1,787,579
TOTAL COMMON STOCKS (Cost $165,338,202)		189,181,510
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.41% (b)	4,662,361	4,662,361
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	1,984,300	1,984,300
TOTAL MONEY MARKET FUNDS (Cost $6,646,661)		6,646,661
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $171,984,863)		195,828,171
NET OTHER ASSETS - (0.9)%		(1,827,687)
NET ASSETS - 100%		$ 194,000,484
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 338,691
Fidelity Securities Lending Cash Central Fund	23,407
Total	$ 362,098
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $172,766,758. Net unrealized appreciation aggregated $23,061,413, of which $25,419,078 related to appreciated investment securities and $2,357,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007